Financing Receivables - Credit Quality Information - Syndicated Loans (Details) - Commercial Loans - Syndicated loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing receivables - credit quality information
Recorded investment	$ 72	$ 43
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	8	15
Originated in fiscal year before latest fiscal year	23	0
Originated two years before latest fiscal year	3	4
Originated three years before latest fiscal year	11	4
Originated four years before latest fiscal year	5	11
Prior	22	9
Total amortized cost basis	72	43
Risk 5
Financing receivables - credit quality information
Recorded investment	0	0
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	0	0
Originated four years before latest fiscal year	0	0
Prior	0	0
Total amortized cost basis	0	0
Risk 4
Financing receivables - credit quality information
Recorded investment	0	0
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	0	0
Originated four years before latest fiscal year	0	0
Prior	0	0
Total amortized cost basis	0	0
Risk 3
Financing receivables - credit quality information
Recorded investment	10	1
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	5	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	3	0
Originated four years before latest fiscal year	0	0
Prior	2	1
Total amortized cost basis	10	1
Risk 2
Financing receivables - credit quality information
Recorded investment	36	28
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	5	11
Originated in fiscal year before latest fiscal year	13	0
Originated two years before latest fiscal year	2	4
Originated three years before latest fiscal year	5	1
Originated four years before latest fiscal year	0	8
Prior	11	4
Total amortized cost basis	36	28
Risk 1
Financing receivables - credit quality information
Recorded investment	26	14
Amortized cost basis by year of origination and loan-to-value ratio
Originated in current fiscal year	3	4
Originated in fiscal year before latest fiscal year	5	0
Originated two years before latest fiscal year	1	0
Originated three years before latest fiscal year	3	3
Originated four years before latest fiscal year	5	3
Prior	9	4
Total amortized cost basis	26	14
Past due
Financing receivables - credit quality information
Recorded investment	0	0
Amortized cost basis by year of origination and loan-to-value ratio
Total amortized cost basis	$ 0	$ 0